Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Goodwill (Tables), Goodwill [Text Block]

Philips Group

Goodwill

in millions EUR

2017 - 2018

	2017	2018
Balance as of January 1:
Cost	11,151	9,074
Impairments	(2,253)	(1,343)
Book value	8,898	7,731

Changes in book value:
Acquisitions	1,548	465
Divestments and transfers to assets classified as held for sale	(1,878)	(3)
Translation differences and other	(836)	310

Balance as of December 31:
Cost	9,074	9,908
Impairments	(1,343)	(1,405)
Book value	7,731	8,503

Goodwill (Tables), Goodwill allocated to the cash-generating units [Text Block]

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

2017 - 2018

	2017	2018
Image-Guided Therapy	2,242	2,357
Patient Care & Monitoring Solutions	1,349
Monitoring & Analytics		1,354
Sleep & Respiratory Care	1,819	1,925
Other (units carrying a non-significant goodwill balance)	2,321	2,867
Book value	7,731	8,503

Goodwill (Tables), Key assumptions [Text Block]

Philips Group

Key assumptions

in %

2018

	compound sales growth rate [1]
	initial forecast period	extra-polation period [2]	used to calculate terminal value [3]	pre-tax discount rates
Image-Guided Therapy	8.1	5.2	2.3	9.3
Monitoring & Analytics	6.5	4.0	2.3	9.9
Sleep & Respiratory Care	8.4	4.8	2.3	10.6
[1] Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[2] Also referred to later in the text as compound long-term sales growth rate
[3] The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation

Philips Group

Key assumptions

in %

2017

	compound sales growth rate [1]
	initial forecast period	extra-polation period [2]	used to calculate terminal value [3]	pre-tax discount rates
Image-Guided Therapy	5.3	4	2.3	10.9
Patient Care & Monitoring Solutions	3.8	4.8	2.3	12.3
Sleep & Respiratory Care	7.2	5.6	2.3	12.1

[1] Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[2] Also referred to later in the text as compound long-term sales growth rate
[3] The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation